Balance Sheet (Parenthetical) - $ / shares	Sep. 30, 2021	Jul. 01, 2021
Balance Sheet
Common stock, par value	$ 0.00001	$ 0.00001
Common stock, shares authorized	1,000	1,000
Common stock, Shares issued	1,000	1,000
Common stock, Shares outstanding	1,000	1,000